CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Formation and operating costs	$ 1,000	$ 591,846
Loss from operations	(1,000)	(591,846)
Other income:
Interest earned on investments held in Trust Account		30,397
Other income, net		30,397
Net loss	$ (1,000)	$ (561,449)
Common Stock Subject to Mandatory Redemption [Member]
Other income:
Weighted average shares outstanding		8,009,041
Basic and diluted net loss per common stock	$ 0.00	$ 0.00
Non-redeemable common stock
Other income:
Net loss	$ (1,000)	$ (561,449)
Weighted average shares outstanding	1,875,000	1,951,216
Basic and diluted net loss per common stock	$ 0.00	$ (0.29)